LEASES - Total lease cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Finance lease cost:
Depreciation	¥ 274,052	$ 43,005	¥ 255,458	¥ 216,664
Interest expenses	124,567	19,547	130,196	120,185
Operating lease cost	568,044	89,138	478,805	214,795
Total lease cost	¥ 966,663	$ 151,690	¥ 864,459	¥ 551,644